Label	Element	Value
RiskReturnAbstract	rr_RiskReturnAbstract
DocumentType	dei_DocumentType	485BPOS
DocumentPeriodEndDate	dei_DocumentPeriodEndDate	Jul. 30, 2018
EntityRegistrantName	dei_EntityRegistrantName	World Funds Trust
EntityCentralIndexKey	dei_EntityCentralIndexKey	0001396092
AmendmentFlag	dei_AmendmentFlag	false
TradingSymbol	dei_TradingSymbol	wft
Perkins Discovery Fund
RiskReturnAbstract	rr_RiskReturnAbstract
RiskReturnHeading	rr_RiskReturnHeading	FUND SUMMARY Perkins Discovery Fund
ObjectiveHeading	rr_ObjectiveHeading	Investment Objective
ObjectivePrimaryTextBlock	rr_ObjectivePrimaryTextBlock	The Perkins Discovery Fund (the “Fund”) seeks long-term capital appreciation.
ExpenseHeading	rr_ExpenseHeading	Fees and Expenses of the Fund
ExpenseNarrativeTextBlock	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
ShareholderFeesCaption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
OperatingExpensesCaption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
PortfolioTurnoverHeading	rr_PortfolioTurnoverHeading	Portfolio Turnover
PortfolioTurnoverTextBlock	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 10.43% of the average value of its portfolio.

PortfolioTurnoverRate	rr_PortfolioTurnoverRate	10.43%
ExpenseExampleHeading	rr_ExpenseExampleHeading	Example
ExpenseExampleNarrativeTextBlock	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or expenses is only reflected in the first year of the example shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

ExpenseExampleYear01	rr_ExpenseExampleYear01	$ 253
ExpenseExampleYear03	rr_ExpenseExampleYear03	957
ExpenseExampleYear05	rr_ExpenseExampleYear05	1,684
ExpenseExampleYear10	rr_ExpenseExampleYear10	$ 3,608
StrategyHeading	rr_StrategyHeading	Principal Investment Strategies
StrategyNarrativeTextBlock	rr_StrategyNarrativeTextBlock

The Fund will invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of domestic companies with market capitalizations of under $1 billion at the time of purchase. The equity securities the Fund may purchase consist mostly of common stock, although the Fund may purchase preferred and convertible stocks.

In selecting investments, Perkins Capital Management, Inc. (the “Adviser”) seeks growth opportunities by investing in companies that it believes will appreciate in value. The Adviser seeks to discover investment opportunities primarily by searching for companies that it believes are in the process of undergoing some fundamental change. Companies undergoing change may have new products, processes, strategies, management, or may be subject to change by external forces. The Fund attempts to buy stocks of such companies when it believes the changes will result in higher earnings and/or a higher price-to-earnings ratio.

The Adviser will typically sell a holding when the reasons that the holding was purchased change. When a holding performs as anticipated, it may be sold when the Adviser’s price target is reached, when the holding becomes overvalued in the Adviser’s opinion, or when technical chart analysis indicates that a good sale point has been reached.

Note: Due to investment considerations, the Fund will close to new investors when it reaches $100 million in total assets. If the Fund closes to new investors, based on market conditions and other factors, it may reopen at a later date.

RiskHeading	rr_RiskHeading	Principal Risks
RiskNarrativeTextBlock	rr_RiskNarrativeTextBlock

There is a risk that you could lose all or a portion of your investment in the Fund. The following principal risks can affect the value of your investment:

General Market Risk. The market price of a security may fluctuate, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.

Equity Risk. Since the Fund purchases equity securities, it is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility.

Risk of Other Equity Securities. Most convertible securities are subject to the risks and price fluctuations of the underlying stock. They may be subject to the risk that the issuer will not be able to pay interest or dividends when due and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Some convertible preferred stocks have a conversion or call feature that allows the issuer to redeem the stock before the conversion date, which could diminish the potential for capital appreciation on the investment. The fixed dividend rate of preferred stocks may cause their prices to behave more like those of debt securities. If interest rates rise, the value of preferred stock having a fixed dividend rate tends to fall. Preferred stock generally ranks behind debt securities in claims for dividends and assets of the issuer in a liquidation or bankruptcy. The price of a warrant does not necessarily move parallel to the price of the underlying security and is generally more volatile than that of the underlying security.

Management Risk. The Adviser may fail to implement the Fund’s investment strategies and meet its investment objective.

Smaller Companies Risk. Investing in securities of smaller companies including micro-cap, small-cap, medium-cap and less seasoned companies often involve greater volatility than investing in larger, more established companies and these securities may be less liquid than other securities.

Sector Risk. The Fund may emphasize investment in one or more particular business sectors at times, which may cause the value of its share price to be more susceptible to the financial, market, or economic events affecting issuers and industries within those sectors than a fund that does not emphasize investment in particular sectors. Economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and may increase the risk of loss of an investment in the Fund.

Small Portfolio Risk. Although the Fund is diversified, from time to time, it holds a relatively small number of securities (i.e., under 40). As a result, an increase or decrease in the value of a single security held by the Fund may have a greater impact on the Fund’s net asset value (“NAV”) and total return.

BarChartAndPerformanceTableHeading	rr_BarChartAndPerformanceTableHeading	Performance History
PerformanceNarrativeTextBlock	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the periods indicated compare with those of a broad-based securities index and additional indices provided to offer a broader market perspective. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Fund was reorganized on October 26, 2012 from a series of Professionally Managed Portfolios, a Massachusetts business trust (the “Predecessor Fund”), to a series of the World Funds Trust, a Delaware statutory trust (the “Reorganization”). The performance information below is intended to serve as an illustration of the variability of the Fund’s returns since the Fund is a continuation of the Predecessor Fund and has the same investment objective and investment strategies as the Predecessor Fund. While the Fund is substantially similar to the Predecessor Fund and would have invested in the same portfolio of securities, the Fund’s performance during the same time period may have been different than the performance of the Predecessor Fund due to, among other things, differences in fees and expenses. Updated performance information is available at www.perkinsfund.com or by calling toll-free 800-673-0550.

BarChartHeading	rr_BarChartHeading	Perkins Discovery Fund Calendar Year Total Returns*
AnnualReturn2008	rr_AnnualReturn2008	(51.52%)
AnnualReturn2009	rr_AnnualReturn2009	65.26%
AnnualReturn2010	rr_AnnualReturn2010	33.79%
AnnualReturn2011	rr_AnnualReturn2011	(14.20%)
AnnualReturn2012	rr_AnnualReturn2012	11.74%
AnnualReturn2013	rr_AnnualReturn2013	41.43%
AnnualReturn2014	rr_AnnualReturn2014	(4.42%)
AnnualReturn2015	rr_AnnualReturn2015	(10.49%)
AnnualReturn2016	rr_AnnualReturn2016	6.87%
AnnualReturn2017	rr_AnnualReturn2017	11.58%
BarChartClosingTextBlock	rr_BarChartClosingTextBlock	*The Fund’s year-to-date return as of June 30, 2018 was 33.39%.
Highest Quarterly Return:	2Q, 2009	27.23%
Lowest Quarterly Return:	4Q, 2008	-30.24%

HighestQuarterlyReturnLabel	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
BarChartHighestQuarterlyReturnDate	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
BarChartHighestQuarterlyReturn	rr_BarChartHighestQuarterlyReturn	27.23%
LowestQuarterlyReturnLabel	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
BarChartLowestQuarterlyReturnDate	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
BarChartLowestQuarterlyReturn	rr_BarChartLowestQuarterlyReturn	(30.24%)
PerformanceTableHeading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2017
PerformanceTableClosingTextBlock	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

Perkins Discovery Fund | Investor
RiskReturnAbstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed within 45 days of purchase) {negatedLabel}	rr_RedemptionFeeOverRedemption	(1.00%)
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Services Plan	rr_Component1OtherExpensesOverAssets	0.06%
Other Expenses	rr_Component2OtherExpensesOverAssets	2.07%
Total Other Expenses	rr_OtherExpensesOverAssets	2.13%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.38%	[1]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.88%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	2.50%	[1]
Perkins Discovery Fund | Investor | Return Before Taxes
RiskReturnAbstract	rr_RiskReturnAbstract
AverageAnnualReturnYear01	rr_AverageAnnualReturnYear01	11.58%
AverageAnnualReturnYear05	rr_AverageAnnualReturnYear05	7.61%
AverageAnnualReturnYear10	rr_AverageAnnualReturnYear10	4.02%
Perkins Discovery Fund | Investor | Return After Taxes on Distributions
RiskReturnAbstract	rr_RiskReturnAbstract
AverageAnnualReturnYear01	rr_AverageAnnualReturnYear01	11.58%
AverageAnnualReturnYear05	rr_AverageAnnualReturnYear05	7.61%
AverageAnnualReturnYear10	rr_AverageAnnualReturnYear10	3.93%
Perkins Discovery Fund | Investor | Return After Taxes on Distributions and Sale of Fund Shares
RiskReturnAbstract	rr_RiskReturnAbstract
AverageAnnualReturnYear01	rr_AverageAnnualReturnYear01	6.55%
AverageAnnualReturnYear05	rr_AverageAnnualReturnYear05	5.99%
AverageAnnualReturnYear10	rr_AverageAnnualReturnYear10	3.14%
Perkins Discovery Fund | Investor | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
RiskReturnAbstract	rr_RiskReturnAbstract
AverageAnnualReturnYear01	rr_AverageAnnualReturnYear01	19.42%
AverageAnnualReturnYear05	rr_AverageAnnualReturnYear05	13.39%
AverageAnnualReturnYear10	rr_AverageAnnualReturnYear10	6.18%
Perkins Discovery Fund | Investor | NASDAQ Composite Index (reflects no deduction for fees, expenses or taxes)
RiskReturnAbstract	rr_RiskReturnAbstract
AverageAnnualReturnYear01	rr_AverageAnnualReturnYear01	28.24%
AverageAnnualReturnYear05	rr_AverageAnnualReturnYear05	17.96%
AverageAnnualReturnYear10	rr_AverageAnnualReturnYear10	10.04%
Perkins Discovery Fund | Investor | Russell 2000® Index (reflects no deduction for fees, expenses or taxes)
RiskReturnAbstract	rr_RiskReturnAbstract
AverageAnnualReturnYear01	rr_AverageAnnualReturnYear01	13.14%
AverageAnnualReturnYear05	rr_AverageAnnualReturnYear05	12.57%
AverageAnnualReturnYear10	rr_AverageAnnualReturnYear10	7.20%
Perkins Discovery Fund | Investor | Wilshire U.S. Micro-Cap Index (reflects no deduction for fees, expenses or taxes)
RiskReturnAbstract	rr_RiskReturnAbstract
AverageAnnualReturnYear01	rr_AverageAnnualReturnYear01	12.98%
AverageAnnualReturnYear05	rr_AverageAnnualReturnYear05	13.18%
AverageAnnualReturnYear10	rr_AverageAnnualReturnYear10	7.03%
[1]	Perkins Capital Management, Inc. (the "Adviser") has contractually agreed to reduce its fees and/or reimburse Fund expenses (excluding interest, expenses incurred under a plan of distribution adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "1940 Act"), taxes, acquired fund fees and expenses, brokerage commissions, dividend expenses on short sales, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of such Fund's business) in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements for shares of the Fund to 2.25% of the Fund's average daily net assets (the "Expense Cap"). The Expense Cap will remain in effect until at least July 31, 2019. The Agreement may be terminated at any time by the Board of Trustees (the "Board") upon 60 days' notice to the Adviser, or by the Adviser with the consent of the Board. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within the three fiscal years following the date such waiver and/or reimbursement was made, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped.